Portfolio of Investments
Columbia Select Large Cap Growth Fund, June 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 3.6%
Interactive Media & Services 3.6%
Match Group, Inc.(a)	627,141	43,705,456
Total Communication Services		43,705,456
Consumer Discretionary 13.2%
Hotels, Restaurants & Leisure 3.7%
Booking Holdings, Inc.(a)	26,050	45,561,190
Internet & Direct Marketing Retail 5.3%
Amazon.com, Inc.(a)	462,717	49,145,173
Chewy, Inc., Class A(a)	450,178	15,630,180
Total		64,775,353
Textiles, Apparel & Luxury Goods 4.2%
NIKE, Inc., Class B	503,196	51,426,631
Total Consumer Discretionary		161,763,174
Consumer Staples 7.6%
Food & Staples Retailing 3.4%
Costco Wholesale Corp.	86,037	41,235,813
Personal Products 4.2%
Estee Lauder Companies, Inc. (The), Class A	203,167	51,740,540
Total Consumer Staples		92,976,353
Financials 3.7%
Capital Markets 3.7%
MSCI, Inc.	108,682	44,793,286
Total Financials		44,793,286
Health Care 22.4%
Biotechnology 6.9%
BioMarin Pharmaceutical, Inc.(a)	644,215	53,386,097
Exact Sciences Corp.(a)	485,565	19,126,406
Sarepta Therapeutics, Inc.(a)	159,069	11,923,812
Total		84,436,315
Health Care Equipment & Supplies 10.5%
Align Technology, Inc.(a)	112,389	26,599,105
Edwards Lifesciences Corp.(a)	492,524	46,834,107
Insulet Corp.(a)	163,130	35,552,552
Intuitive Surgical, Inc.(a)	93,727	18,811,946
Total		127,797,710
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 1.9%
Illumina, Inc.(a)	127,931	23,585,359
Pharmaceuticals 3.1%
Eli Lilly & Co.	116,835	37,881,412
Total Health Care		273,700,796
Industrials 14.0%
Building Products 3.5%
Trane Technologies PLC	325,615	42,287,620
Construction & Engineering 3.2%
Quanta Services, Inc.	306,591	38,428,116
Electrical Equipment 1.3%
Bloom Energy Corp., Class A(a)	995,255	16,421,708
Professional Services 3.6%
CoStar Group, Inc.(a)	733,774	44,327,287
Road & Rail 2.4%
Uber Technologies, Inc.(a)	1,430,756	29,273,268
Total Industrials		170,737,999
Information Technology 34.1%
IT Services 7.6%
Block, Inc., Class A(a)	253,502	15,580,233
PayPal Holdings, Inc.(a)	316,008	22,069,999
Visa, Inc., Class A	278,440	54,822,051
Total		92,472,283
Semiconductors & Semiconductor Equipment 5.7%
Enphase Energy, Inc.(a)	142,726	27,865,824
NVIDIA Corp.	271,983	41,229,903
Total		69,095,727
Software 20.8%
Adobe, Inc.(a)	137,586	50,364,731
Crowdstrike Holdings, Inc., Class A(a)	178,230	30,042,449
Intuit, Inc.	136,757	52,711,618
Palo Alto Networks, Inc.(a)	48,882	24,144,775
Columbia Select Large Cap Growth Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Select Large Cap Growth Fund, June 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Salesforce, Inc.(a)	239,707	39,561,244
ServiceNow, Inc.(a)	120,908	57,494,172
Total		254,318,989
Total Information Technology		415,886,999
Total Common Stocks (Cost $880,966,768)		1,203,564,063

Money Market Funds 1.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.247%(b),(c)	17,985,158	17,974,367
Total Money Market Funds (Cost $17,972,518)		17,974,367
Total Investments in Securities (Cost: $898,939,286)		1,221,538,430
Other Assets & Liabilities, Net		(1,051,396)
Net Assets		1,220,487,034
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 1.247%
	6,975,429	113,465,411	(102,468,316)	1,843	17,974,367	(659)	14,856	17,985,158
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Select Large Cap Growth Fund | First Quarter Report 2022

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